Statements of Changes in Stockholders' Deficit (Parenthetical) - $ / shares	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Issued price per share	$ 1.77	$ 1	$ 1.05	$ 1
Minimum [Member]
Issued price per share		0.60	0.80		$ 0.75
Maximum [Member]
Issued price per share		$ 0.75	$ 1		$ 1